CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balances at Dec. 31, 2010	$ 52,862,800	$ 192,423	$ 27,512,709	$ 24,666,326	$ (257,323)	$ 748,665
Balances (in shares) at Dec. 31, 2010		19,242,251
Increase (Decrease) in Stockholders' Equity
Issuance of common stock awards	224,999	318	224,681
Issuance of common stock awards (in shares)	109,347	31,851
Issuance (rescindment) of restricted common stock		150	(150)
Issuance (rescindment) of restricted common stock (in shares)		15,000
Exercise of stock options	181,505	593	180,912
Exercise of stock options (in shares)	59,334	59,334
Amortization of unearned compensation restricted stock awards	28,603		28,603
Amortization of compensation cost of unvested stock options	230,167		230,167
Purchase of treasury shares	(71)				(71)
Foreign currency translation adjustments	(641,538)					(641,538)
Net income	10,833,215			10,833,215
Balances at Dec. 31, 2011	63,719,680	193,484	28,176,922	35,499,541	(257,394)	107,127
Balances (in shares) at Dec. 31, 2011		19,348,436
Increase (Decrease) in Stockholders' Equity
5% common stock dividend	(1,150)	9,720	(10,870)
5% common stock dividend (in shares)		971,990
Cash dividend	(3,097,864)			(3,097,864)
Issuance of common stock awards (in shares)	143,602
Issuance (rescindment) of restricted common stock		2,191	(2,191)
Issuance (rescindment) of restricted common stock (in shares)		219,125
Exercise of stock options	377,380	1,929	809,066		(433,615)
Exercise of stock options (in shares)	192,949	192,949
Amortization of unearned compensation restricted stock awards	317,109		317,109
Amortization of compensation cost of unvested stock options	283,950		283,950
Foreign currency translation adjustments	714,576					714,576
Net income	15,671,879			15,671,879
Balances at Dec. 31, 2012	77,985,561	207,325	29,573,986	48,073,556	(691,009)	821,703
Balances (in shares) at Dec. 31, 2012	20,732,500	20,732,500
Increase (Decrease) in Stockholders' Equity
5% common stock dividend	(939)	10,382	(11,321)
5% common stock dividend (in shares)		1,038,224
Issuance of common stock awards (in shares)	117,611
Issuance (rescindment) of restricted common stock	273,067	(90)	273,157
Issuance (rescindment) of restricted common stock (in shares)		(9,000)
Exercise of stock options	416,390	3,284	973,196		(560,090)
Exercise of stock options (in shares)	328,403	328,403
Amortization of unearned compensation restricted stock awards	492,692		492,692
Amortization of compensation cost of unvested stock options	206,952		206,952
Foreign currency translation adjustments	(3,926,881)					(3,926,881)
Net income	(6,316,041)			(6,316,041)
Balances at Dec. 31, 2013	$ 69,130,801	$ 220,901	$ 31,508,662	$ 41,757,515	$ (1,251,099)	$ (3,105,178)
Balances (in shares) at Dec. 31, 2013	22,090,127	22,090,127